NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share
13.	Net Loss Per Share
Income (Loss) Per Share
Basic income (loss)
per
share is calculated by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted income (loss) per share is computed based on the sum of the weighted average number of common shares and dilutive common shares outstanding during the period. As described in Note 2 – Summary of Significant Accounting Policies, earnout shares issued in connection with the Business Combination, as further described in Note 4 – Business Combination, are subject to vesting based on the volume-weighted average trading prices (“VWAP”) of common shares during the earnout period. The earnout shares are excluded from the calculation of basic and diluted weighted-average number of common shares outstanding until vested. For periods prior to the Business Combination, basic and diluted loss per share was calculated based on the 82.6 million shares issued to Ligand shareholders at the Closing Date. As of December 31, 2022, there were 98.9 million shares issued and outstanding, excluding earnout shares.
The following table outlines the basic and diluted net loss per share for the years ended December 31, 2022 and 2021 (in thousands, except per share data):

	Year Ended December 31,
	2022	2021
Net loss	$(22,334)	$(27,042)
Weighted-average shares outstanding, basic and diluted	85,318	82,612

Net loss per share, basic and diluted	$(0.26)	$(0.33)

The following table outlines dilutive common share equivalents outstanding, which are excluded in the above diluted net loss per share calculation, as the effect of their inclusion would be anti-dilutive or the share equivalents were contingently issuable as of each period presented:

	December 31,
	2022	2021
Options to purchase common stock issued and outstanding (1)	18,033,304	—
Earnout shares	16,292,542	—
Avista private placement warrants	8,233,333	—
Avista public warrants	7,666,667	—
Shares expected to be purchased under employee stock purchase plan	1,983,180	—
Forward purchase warrants	1,666,667	—
Backstop warrants	1,445,489	—
Restricted stock units issued and outstanding (1)	1,308,070	—

Total anti-dilutive shares	56,629,252	—

(1)	Outstanding stock options and restricted stock units include awards outstanding to employees of Ligand.